UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-22516
ASGI Aurora Opportunities Fund, LLC
(Exact name of registrant as specified in charter) c/o Alternative Strategies Group, Inc. 401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code) Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street Boston, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:  (866) 440-7460
Date of fiscal year end:  March 31
Date of reporting period:  July 1, 2013 – June 30, 2014
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2013 TO JUNE 30, 2014

REGISTRANT NAME: ASGI Aurora Opportunities Fund, LLC
INVESTMENT COMPANY ACT FILE NUMBER: 811-22516
REPORTING PERIOD: 07/01/2013 - 06/30/2014
REGISTRANT ADDRESS: 401 South Tryon Street, Charlotte, NC 28202
NAME OF SERIES (AS APPLICABLE): N/A

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Scout Capital Fund, Ltd.			3/6/2014	Amendment of Articles of Association (1st sentence of Article 29 (b)	Issuer	YES	FOR	FOR
Alden Global Distressed Opportunities Fund, L.P.			7/22/2013
Have the Fund continue to hold the NextWave Equity in the AWA and manage it without charging a Management Fee nor incurring any fund level expenses (other than any transaction expenses related to this asset), as described in greater detail in the letter to investors dated July 22, 2013.
					Issuer	YES	FOR	FOR
Alden Global Distressed Opportunities Fund, L.P.			9/27/2013
Have the Fund continue to hold the NextWave Equity in the AWA and manage it without charging a Management Fee nor incurring any fund level expenses (other than any transaction expenses related to this asset), as described in greater detail in the letter to investors dated September 27, 2013.
					Issuer	YES	FOR	FOR
*Complete for each series of the Registrant, as applicable.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant	ASGI Aurora Opportunities Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	August 11, 2014
*Print the name and title of each signing officer under his or her signature.